SHARE CAPITAL (Details 5)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 shares $ / shares
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .21	$ .15	$ .15
Warrants, outstanding | shares	26,571,067		27,318,027
Warrants 1
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .40
Expiry date	November 24, 2021
Warrants, outstanding | shares	1,335,000
Warrants 2
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .16
Expiry date	May 20, 2023
Warrants, outstanding | shares	4,962,000
Warrants 3
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .16
Expiry date	May 1, 2023
Warrants, outstanding | shares	4,994,900
Warrants 4
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	June 13, 2022
Warrants, outstanding | shares	521,590
Warrants 5
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	April 12, 2022
Warrants, outstanding | shares	1,032,500
Warrants 6
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	January 13, 2022
Warrants, outstanding | shares	499,990
Warrants 7
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	August 29, 2021
Warrants, outstanding | shares	1,013,670
Warrants 8
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	August 13, 2021
Warrants, outstanding | shares	198,237
Warrants 9
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	July 6, 2021
Warrants, outstanding | shares	3,863,180
Warrants 10
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	June 2, 2021
Warrants, outstanding | shares	7,500,000
Warrants 11
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .26
Expiry date	January 25, 2021
Warrants, outstanding | shares	650,000